BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2019
BASIS OF PREPARATION
Schedule of quantitative information about right-of-use assets and additional lease liabilities

1 January
2019
$m
Right-of-use assets presented in property, plant and equipment	159
Rent-free period accrual presented in trade and other payables	5
Lease liabilities	(164)

Schedule of interest expense

$m
Bank borrowings and other	18
Private placement notes	41
Lease liabilities	6
65

Schedule of reconciliation operating lease commitment

$m
Operating lease commitment at 31 December 2018	(218)
Non-lease components	28
Short-term exemption availed of on transition	2
Impact of discounting lease payments	24
Lease liabilities recognised at 1 January 2019	(164)

The exchange rates used for the translation of currencies

	2019	2018	2017
Average rates
Sterling	1.28	1.33	1.29
Euro	1.12	1.18	1.13
Swiss Franc	1.01	1.02	1.02
Year end rates
Sterling	1.32	1.28	1.35
Euro	1.12	1.14	1.20
Swiss Franc	1.04	1.02	1.02